Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$50,133,778.60	0.1701007	$31,263,647.79	0.1060756	$18,870,130.82
Class A-2-B Notes	$17,906,500.44	0.1701007	$11,166,573.48	0.1060756	$6,739,926.95
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$584,440,279.04	0.4828489	$558,830,221.27	0.4616905	$25,610,057.77

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	39.30		38.39
Pool Receivables Balance	$650,489,357.38		$623,612,939.79
Remaining Number of Receivables	52,030		51,152

Adjusted Pool Balance	$626,648,989.31		$601,038,931.54

III. COLLECTIONS

Principal:
Principal Collections	$25,530,115.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$706,641.73
Total Principal Collections	$26,236,757.45

Interest:
Interest Collections	$1,700,333.05
Late Fees & Other Charges	$63,477.42
Interest on Repurchase Principal	$-
Total Interest Collections	$1,763,810.47

Collection Account Interest	$39,515.58
Reserve Account Interest	$5,378.02
Servicer Advances	$-

Total Collections	$28,045,461.52

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$28,045,461.52
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,045,461.52

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$542,074.46	$-	$542,074.46	542,074.46
	Collection Account Interest					$39,515.58
	Late Fees & Other Charges					$63,477.42
Total due to Servicer						$645,067.46

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$61,831.66		$61,831.66
	Class A-2-B Notes		$36,382.28		$36,382.28
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$792,489.02		$792,489.02	792,489.02

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$26,485,042.12

7.	Regular Principal Distribution Amount:					25,610,057.77

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$18,870,130.82
	Class A-2-B Notes				$6,739,926.95
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$25,610,057.77		$25,610,057.77
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$25,610,057.77		$25,610,057.77

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					874,984.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,840,368.07
Beginning Period Amount	$23,840,368.07
Current Period Amortization	$1,266,359.82
Ending Period Required Amount	$22,574,008.25
Ending Period Amount	$22,574,008.25
Next Distribution Date Required Amount	$21,342,937.83

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.74%	7.02%	7.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.44%	50,352	98.06%	$611,485,852.32
30 - 60 Days	1.17%	600	1.45%	$9,015,667.22
61 - 90 Days	0.32%	162	0.40%	$2,486,022.47
91-120 Days	0.07%	38	0.10%	$625,397.78
121 + Days	0.00%	0	0.00%	$-
Total		51,152		$623,612,939.79

Delinquent Receivables 30+ Days Past Due
Current Period	1.56%	800	1.94%	$12,127,087.47
1st Preceding Collection Period	1.47%	763	1.79%	$11,624,700.70
2nd Preceding Collection Period	1.46%	772	1.75%	$11,837,971.07
3rd Preceding Collection Period	1.51%	812	1.78%	$12,574,672.94
Four-Month Average	1.50%		1.81%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.50%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		57		$705,905.86
Repossession Inventory		113		$497,819.64

Current Charge-Offs
Gross Principal of Charge-Offs				$1,346,301.87
Recoveries				$(706,641.73)
Net Loss				$639,660.14

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.18%

Average Pool Balance for Current Period				$637,051,148.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.20%
1st Preceding Collection Period				1.18%
2nd Preceding Collection Period				0.57%
3rd Preceding Collection Period				0.58%
Four-Month Average				0.88%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		113	2,060	$26,405,363.04
Recoveries		87	1,736	$(13,697,244.72)
Net Loss				$12,708,118.32
Cumulative Net Loss as a % of Initial Pool Balance				0.98%

Net Loss for Receivables that have experienced a Net Loss *		89	1,507	$12,738,741.03
Average Net Loss for Receivables that have experienced a Net Loss				$8,453.05

Principal Balance of Extensions				$2,943,184.30
Number of Extensions				182

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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